Goodwill (Details) - Schedule of changes in the carrying amount of goodwill allocated to reportable segments	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Beginning balance	¥ 351,334,021	$ 51,190,993	¥ 350,023,470	$ 51,000,040	¥ 317,958,966	$ 45,795,617
Add : Acquisition of Skystar					33,554,007	5,154,225
Translation difference	745,813	(722,280)	1,310,551	190,953	(1,489,503)	50,198
Ending balance	352,079,834	$ 50,468,713	351,334,021	$ 51,190,993	350,023,470	$ 51,000,040
Advertising [Member]
Goodwill [Line Items]
Beginning balance	137,060,340		137,060,340		137,060,340
Add : Acquisition of Skystar
Translation difference
Ending balance	137,060,340		137,060,340		137,060,340
Entertainment [Member]
Goodwill [Line Items]
Beginning balance	214,273,681		212,963,130		180,898,626
Add : Acquisition of Skystar					33,554,007
Translation difference	745,813		1,310,551		(1,489,503)
Ending balance	¥ 215,019,494		¥ 214,273,681		¥ 212,963,130